Segment Information - Revenue by Major Customers (Details) - Sales Revenue, Segment - Customer Concentration Risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
PJM | PJM and IPH
Revenue, Major Customer [Line Items]
Revenues	$ 1,366	$ 1,088
MISO | MISO and IPH
Revenue, Major Customer [Line Items]
Revenues	688	$ 842	$ 836
ISO-NE | NY/NE
Revenue, Major Customer [Line Items]
Revenues	$ 437
NYISO | NY/NE
Revenue, Major Customer [Line Items]
Revenues			$ 342